Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 539,536	$ 276,734
Short-term bank deposits	937	3,001
Cash and cash equivalents	$ 540,473	$ 279,735	$ 481,327